VOYA MUTUAL FUNDS

Voya Global Real Estate Fund

Voya International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2018

to Voya Global Real Estate Fund’s Class A, Class C, Class I, Class O, Class R, Class R6, Class T and Class W Prospectus and Summary Prospectus, and to Voya International Real Estate Fund’s Class A, Class C, Class I, Class T and Class W Prospectus and Summary Prospectus

each dated February 28, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

On November 16, 2018, the Board of Trustees of Voya Mutual Funds approved modifications with respect to Voya Global Real Estate Fund’s sub-advisory fee and expense limits, and to Voya International Real Estate Fund’s management fee, sub-advisory fee and expense limits, effective January 1, 2019.

Effective January 1, 2019, the Funds’ Prospectuses are revised as follows:

Voya Global Real Estate Fund

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	O
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25
Other Expenses	%	0.28	0.28	0.24	0.28
Total Annual Fund Operating Expenses	%	1.35	2.10	1.06	1.35
Waivers and Reimbursements[3]	%	(0.09)	(0.09)	(0.05)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26

Class		R	R6	T4	W
Management Fees	%	0.82	0.82	0.82	0.82
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	None	0.25	None
Other Expenses	%	0.28	0.09	0.28	0.28
Total Annual Fund Operating Expenses	%	1.60	0.91	1.35	1.10
Waivers and Reimbursements[3]	%	(0.09)	None	(0.09)	(0.09)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.51	0.91	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, 1.55%, 1.00%, 1.30%, and 1.05% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2019. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.26%, 2.01%, 1.01%, 1.26%, 1.51%, 0.96%, 1.26% and 1.01% for Class A, Class C, Class I, Class O, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.
[4]	Other Expenses are estimated for the current fiscal year.

1

2.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	970	1,264	2,098
C	Sold	$304	649	1,121	2,424
	Held	$204	649	1,121	2,424
I	Sold or Held	$103	332	580	1,290
O	Sold or Held	$128	419	731	1,616
R	Sold or Held	$154	496	862	1,893
R6	Sold or Held	$93	290	504	1,120
T	Sold or Held	$375	658	963	1,826
W	Sold or Held	$103	341	597	1,332

Voya International Real Estate Fund

3.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses2
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	T3	W
Management Fees	%	0.90	0.90	0.90	0.90	0.90
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.25	None
Other Expenses	%	0.26	0.26	0.20	0.26	0.26
Total Annual Fund Operating Expenses	%	1.41	2.16	1.10	1.41	1.16
Waivers and Reimbursements[4]	%	(0.15)	(0.15)	(0.09)	(0.15)	(0.15)

Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.26	2.01	1.01	1.26	1.01

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Expense information has been restated to reflect current contractual rates.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	The adviser and sub-adviser are contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.30%, and 1.05% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser and sub-adviser are contractually obligated to further limit expenses whereby the sub-adviser will pay the incremental costs necessary to further limit expenses to 1.25%, 2.00%, 1.00%, 1.25%, and 1.00% for Class A, Class C, Class I, Class T, and Class W shares, respectively, through March 1, 2020. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Fund’s board.

2

4.	The section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Expense Example

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$696	982	1,288	2,156
C	Sold	$304	662	1,146	2,481
	Held	$204	662	1,146	2,481
I	Sold or Held	$103	341	597	1,332
T	Sold or Held	$375	671	988	1,886
W	Sold or Held	$103	354	624	1,396

5.	The line item for Voya International Real Estate Fund in the Management Fee table in the section entitled “Management of the Funds – Management Fee “is deleted in its entirety and replaced with the following:

Management Fees
Voya International Real Estate Fund[4]	1.08%

6.	The following footnote is added after the table in the sub-section entitled “Management of the Funds – Management Fee:”

7.	Effective January 1, 2019, the Adviser receives an annual fee equal to the following as a percentage of the Fund’s average daily net assets: 0.90% on the first $250 million, 0.80% on the next $250 million, and 0.70% on assets in excess of $ 500 million. Prior to January 1, 2019, the Adviser received an annual management fee equal to the following as a percentage of the Fund’s average daily net assets: 1.10% on the first $250 million, 1.00% on the next $250 million, and 0.90% on assets in excess of $ 500 million.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

VOYA MUTUAL FUNDS

Voya Global Real Estate Fund

Voya International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2018

to the Funds’ current Statement of Additional Information (“SAI”)

dated February 28, 2018

On November 16, 2018, the Board of Trustees of Voya Mutual Funds approved modifications with respect to Voya Global Real Estate Fund’s sub-advisory fee, and to Voya International Real Estate Fund’s management fee and sub-advisory fee effective January 1, 2019.

Effective January 1, 2019 the Funds’ SAI is revised as follows:

Voya International Real Estate Fund

1.	The line item with respect to the Fund in the table within the section entitled “Adviser – Management Fees” of the Fund’s SAI is deleted and replaced with the following:

Fund	Annual Management Fee
Voya International Real Estate Fund

0.90% on the first $250 million of the Fund’s average daily net assets;

0.80% on the next $250 million of the Fund’s average daily net assets; and

0.70% of the Fund’s average daily net assets in excess of $500 million.

Voya Global Real Estate Fund and Voya International Real Estate Fund

2.	The line items with respect to the Funds in the table within the section entitled “Sub-Adviser – Sub-Advisory Fees” of the Funds’ SAI are deleted and replaced with the following:

Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Global Real Estate Fund	CBRE Clarion

0.400% on the first $200 million of the Fund’s average daily net assets;

0.350% on the next $550 million of the Fund’s average daily net assets;

0.300% on the next $250 million of the Fund’s average daily net assets; and

0.250% of the Fund’s average daily net assets in excess of $1 billion.

Voya International Real Estate Fund	CBRE Clarion

0.400% on the first $200 million of the Fund’s average daily net assets;

0.350% on the next $550 million of the Fund’s average daily net assets;

0.300% on the next $250 million of the Fund’s average daily net assets; and

0.250% of the Fund’s average daily net assets in excess of $1 billion.

3.	The following paragraphs are added at the end of the section entitled “Sub-Adviser – Aggregation”:

Aggregation

For purposes of calculating the sub-advisory fees for Voya Global Real Estate Fund and Voya International Real Estate Fund, the assets of the Funds are aggregated with the assets of Voya Real Estate Fund (a series of Voya Equity Trust).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1